Investment Securities (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total, Amortized Cost	$ 210,872,595	$ 219,079,904
Total, Fair Value	190,706,019	$ 192,918,109
Available for sale Securities [Member]
Due In One Year Or Less, Amortized Cost	17,366,548
Due From One To Five Years, Amortized Cost	43,976,469
Due From Five To Ten Years, Amortized Cost	4,485,724
Due After Ten Years, Amortized Cost	13,000,616
Agency Mbs, Amortized Cost	132,043,238
Total, Amortized Cost	210,872,595
Due In One Year Or Less, Fair Value	17,061,882
Due From One To Five Years, Fair Value	41,245,991
Due From Five To Ten Years, Fair Value	4,141,301
Due After Ten Years, Fair Value	12,394,046
Agency Mbs, Fair Value	115,862,799
Total, Fair Value	$ 190,706,019